Other Payables	12 Months Ended
Dec. 31, 2023
Other Payables [Abstract]
OTHER PAYABLES

NOTE 8 — OTHER PAYABLES

	December 31,
	2023	2022
	U.S. dollars in thousands
Government institutions	428	36
Employees and related benefits	85	49
Operating lease liabilities	82	40
Liability to sellers	(*)430	-
Revenue sharing payment payable	140	40
Accrued expenses and other payables	368	226

	1,533	391

(*)	Includes $98 thousand to SciSparc as of December 31, 2023. See Note 17 for additional information.